RELATED PARTY TRANSACTIONS - Assignment of Receivables and Term Deposit Account (Details) - IBM - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Assigned receivables			$ 1,900	$ 3,100	$ 3,000
Receivables	$ 0	$ 695